                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-4577

                      (Investment Company Act File Number)

                       Federated Income Securities Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  4/30/07

              Date of Reporting Period:  Six months ended 10/31/06

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Intermediate Corporate Bond Fund

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2006

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2006		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$ 9.81		$10.12	$10.18	$10.34	$ 9.88	$ 9.86
Income From Investment Operations:
Net investment income	0.24		0.44	0.43	0.50	0.60	0.62
Net realized and unrealized gain (loss) on investments and futures contracts	0.19		(0.31)	(0.06)	(0.17)	0.46	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.43		0.13	0.37	0.33	1.06	0.64
Less Distributions:
Distributions from net investment income	(0.24)		(0.44)	(0.43)	(0.49)	(0.60)	(0.62)
Net Asset Value, End of Period	$10.00		$ 9.81	$10.12	$10.18	$10.34	$ 9.88
Total Return [1]	4.48%		1.29%	3.72%	3.28%	11.08%	6.55%

Ratios to Average Net Assets:
Net expenses	0.56	% [2]	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	4.91	% [2]	4.37%	4.24%	4.78%	5.97%	6.16%
Expense waiver/reimbursement [3]	0.19	% [2]	0.37%	0.38%	0.38%	0.38%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$193,721		$241,318	$287,081	$264,566	$241,837	$293,262
Portfolio turnover	27%		73%	57%	68%	52%	45%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2006		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$ 9.81		$10.12		$10.18	$10.34	$ 9.88	$ 9.86
Income From Investment Operations:
Net investment income	0.23		0.42		0.41	0.47	0.58	0.59
Net realized and unrealized gain (loss) on investments and futures contracts	0.19		(0.31)		(0.06)	(0.16)	0.46	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.42		0.11		0.35	0.31	1.04	0.61
Less Distributions:
Distributions from net investment income	(0.23)		(0.42)		(0.41)	(0.47)	(0.58)	(0.59)
Net Asset Value, End of Period	$10.00		$ 9.81		$10.12	$10.18	$10.34	$ 9.88
Total Return [1]	4.35%		1.07	% [2]	3.48%	3.02%	10.81%	6.29%

Ratios to Average Net Assets:
Net expenses	0.80	% [3]	0.78%		0.79%	0.80%	0.80%	0.80%
Net investment income	4.67	% [3]	4.12%		4.00%	4.53%	5.69%	5.91%
Expense waiver/reimbursement [4]	0.38	% [3]	0.39%		0.38%	0.38%	0.38%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,724		$38,909		$61,722	$68,292	$56,080	$43,461
Portfolio turnover	27%		73%		57%	68%	52%	45%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

2 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.03% on the total return. See Notes to Financial Statements (Note 5).

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2006	Ending Account Value 10/31/2006	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,044.80	$2.89
Institutional Service Shares	$1,000	$1,043.50	$4.12
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.38	$2.85
Institutional Service Shares	$1,000	$1,021.17	$4.08

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.56%
Institutional Service Shares	0.80%

Portfolio of Investments Summary Table

At October 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	93.9%
Foreign Government Debt Securities	2.5%
U.S. Treasury Securities	0.9%
Asset-Backed Securities	0.1%
Cash Equivalents [2]	1.8%
Other Assets and Liabilities--Net [3]	0.8%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2006 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.1%
		Home Equity Loan--0.1%
$147,786	[1,2]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	$147,786
165,911		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	165,272
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $312,598)	313,058
		CORPORATE BONDS--93.1%
		Basic Industry - Chemicals--1.4%
1,140,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,089,262
2,000,000		Praxair, Inc., 6.375%, 4/1/2012	2,107,086
		TOTAL	3,196,348
		Basic Industry - Metals & Mining--3.4%
1,370,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,363,360
1,500,000		Barrick Gold Corp., 4.875%, 11/15/2014	1,428,432
2,560,000	[1,2]	Codelco, Inc., 4.75%, 10/15/2014	2,436,224
500,000		Noranda, Inc., 6.00%, 10/15/2015	503,976
750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	755,260
1,200,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	1,220,953
		TOTAL	7,708,205
		Basic Industry - Paper--1.8%
350,000		International Paper Co., 5.50%, 1/15/2014	346,866
25,000		International Paper Co., Note, 6.50%, 11/15/2007	25,315
2,430,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,644,771
1,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,050,473
		TOTAL	4,067,425
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Aerospace & Defense--2.1%
$1,370,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	$1,338,357
300,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	300,750
2,200,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	2,214,329
860,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	830,333
		TOTAL	4,683,769
		Capital Goods - Building Materials--0.5%
650,000		CRH America, Inc., 5.30%, 10/15/2013	633,272
600,000	[1,2]	Owens Corning, Inc., Sr. Unsecd. Note, 6.50%, 12/1/2016	611,253
		TOTAL	1,244,525
		Capital Goods - Diversified Manufacturing--3.1%
860,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	939,550
2,000,000		General Electric Co., Note, 5.00%, 2/1/2013	1,983,748
1,120,000	[1,2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	1,170,635
725,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	766,176
2,000,000		Tyco International Group, Company Guarantee, 6.375%, 10/15/2011	2,094,000
		TOTAL	6,954,109
		Capital Goods - Environmental--1.4%
1,000,000		Waste Management, Inc., 7.375%, 8/1/2010	1,069,780
2,000,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	2,088,831
		TOTAL	3,158,611
		Communications - Media & Cable--2.7%
3,300,000		Comcast Corp., 7.125%, 6/15/2013	3,568,251
550,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	578,267
1,925,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	1,882,467
		TOTAL	6,028,985
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media Noncable--1.2%
$2,000,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	$2,141,509
500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	591,377
		TOTAL	2,732,886
		Communications - Telecom Wireless--2.5%
1,000,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	1,314,964
1,070,000		America Movil S.A. de C.V., Note, 5.75%, 1/15/2015	1,059,889
3,000,000		Sprint Capital Corp., Note, 8.375%, 3/15/2012	3,372,012
		TOTAL	5,746,865
		Communications - Telecom Wirelines--1.7%
1,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	979,800
700,000		Embarq Corp., 6.738%, 6/1/2013	720,425
1,500,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	1,519,360
500,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	540,817
		TOTAL	3,760,402
		Consumer Cyclical - Automotive--4.1%
1,000,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,034,599
4,500,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	4,394,216
1,600,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 4.05%, 6/4/2008	1,566,241
500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	497,575
1,760,000	[1,2]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,713,468
		TOTAL	9,206,099
		Consumer Cyclical - Entertainment--1.1%
180,000		International Speedway Corp., 4.20%, 4/15/2009	175,136
940,000		International Speedway Corp., 5.40%, 4/15/2014	916,449
1,360,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,388,401
		TOTAL	2,479,986
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Retailers--2.0%
$458,994	[1,2]	CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027	$438,865
375,000		CVS Corp., Sr. Note, 5.75%, 8/15/2011	381,040
830,000		Home Depot, Inc., 5.40%, 3/1/2016	830,995
1,000,000		Target Corp., 5.875%, 3/1/2012	1,033,587
2,000,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,931,000
		TOTAL	4,615,487
		Consumer Cyclical - Services--1.1%
2,025,000		Boston University, 7.625%, 7/15/2097	2,374,094
170,000	[1,2]	Realogy Corp., Sr. Note, 6.07375%, 10/20/2009	170,106
		TOTAL	2,544,200
		Consumer Non-Cyclical Food/Beverage--1.4%
940,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	951,462
5,000		Grand Metropolitan Investment Corp., Company Guarantee, 9.00%, 8/15/2011	5,754
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,013,743
1,190,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,224,179
		TOTAL	3,195,138
		Consumer Non-Cyclical Health Care--1.4%
1,500,000		Anthem, Inc., 6.80%, 8/1/2012	1,603,768
780,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	759,875
820,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	782,922
		TOTAL	3,146,565
		Consumer Non-Cyclical Pharmaceuticals--1.5%
1,370,000		Genentech, Inc., Note, 4.40%, 7/15/2010	1,341,957
580,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	641,690
1,400,000		Wyeth, Unsecd. Note, 5.50%, 2/1/2014	1,408,824
		TOTAL	3,392,471
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Supermarkets--0.5%
$450,000		Kroger Co., 7.25%, 6/1/2009	$469,814
675,000		Kroger Co., Company Guarantee, 7.45%, 3/1/2008	691,978
		TOTAL	1,161,792
		Consumer Non-Cyclical Tobacco--0.4%
375,000		Altria Group, Inc., 5.625%, 11/4/2008	376,980
500,000		Altria Group, Inc., Note, 7.00%, 11/4/2013	548,487
		TOTAL	925,467
		Energy - Independent--2.7%
1,000,000		Anadarko Finance Co., 6.75%, 5/1/2011	1,054,661
1,970,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,876,241
170,000	[1,2]	Pemex Project Funding Master, 5.75%, 12/15/2015	167,790
1,350,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	1,513,080
1,026,000	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	986,115
600,000	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	600,000
		TOTAL	6,197,887
		Energy - Integrated--3.0%
10,000		BP Amoco PLC, Deb., 9.125%, 3/1/2011	11,531
2,870,000		ConocoPhillips Australia Funding Co., 5.50%, 4/15/2013	2,916,045
1,300,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,471,807
1,310,000	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,322,998
1,100,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	1,084,040
		TOTAL	6,806,421
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Refining--0.9%
$2,170,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	$2,058,944
		Financial Institution - Banking--22.5%
1,250,000		ABN AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	1,251,036
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,211,891
5,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	5,071,826
1,700,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	1,719,596
2,000,000		Chase Manhattan Corp., Sub. Note, 7.875%, 6/15/2010	2,176,077
2,000,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	2,035,074
1,093,000		Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015	1,129,532
2,100,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	2,252,440
1,610,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011	1,635,429
2,800,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	2,923,083
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,124,039
660,000		HSBC Finance Corp., 4.75%, 4/15/2010	653,178
1,100,000		HSBC Finance Corp., 5.00%, 6/30/2015	1,069,574
2,000,000		HSBC Holdings PLC, Sub. Note, 5.25%, 12/12/2012	2,004,860
1,200,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,291,051
1,100,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	1,082,565
1,400,000		J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	1,484,848
2,000,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	1,955,346
610,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	614,561
575,000		PNC Financial Services Group, Company Guarantee, 8.625%, 12/31/2026	603,011
400,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	400,080
1,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	1,065,219
960,000		Popular North America, Inc., 5.65%, 4/15/2009	964,485
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$3,822,222	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	$4,379,672
1,460,000	[1,2]	Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,427,646
620,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	621,639
200,000		SunTrust Bank, Central Florida, Sub. Note, 6.90%, 7/1/2007	202,666
1,000,000	[1,2]	Swedbank, Sub., 7.50%, 11/29/2049	1,000,000
1,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	1,446,774
1,100,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	1,065,295
500,000		Washington Mutual Bank, 5.125%, 1/15/2015	485,733
1,200,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	1,275,834
1,000,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,053,193
1,230,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,226,386
		TOTAL	50,903,639
		Financial Institution - Brokerage--7.5%
2,550,000		Amvescap PLC, Note, 4.50%, 12/15/2009	2,490,953
3,000,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	2,903,910
900,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	1,096,655
5,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	5,310,301
1,700,000		Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	1,742,791
2,000,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	2,023,163
390,000		Nuveen Investments, 5.00%, 9/15/2010	383,506
390,000		Nuveen Investments, 5.50%, 9/15/2015	382,124
602,914	[1,2]	World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013	637,506
		TOTAL	16,970,909
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Finance Noncaptive--4.8%
$1,000,000		American General Finance Corp., 4.00%, 3/15/2011	$952,159
1,600,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	1,577,370
1,020,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	1,050,887
1,500,000		General Electric Capital Corp., Medium Term Note, 9.18%, 12/30/2008	1,588,837
500,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	507,775
1,535,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,517,682
1,070,000		Residential Capital Corp., 6.00%, 2/22/2011	1,074,105
2,650,000		SLM Corp., Floating Rate Note, 6.108%, 12/15/2014	2,494,646
		TOTAL	10,763,461
		Financial Institution - Insurance - Health--0.1%
300,000		Aetna US Health Care, 5.75%, 6/15/2011	305,433
		Financial Institution - Insurance - Life--0.6%
1,150,000	[1,2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,278,011
		Financial Institution - Insurance - P&C--2.7%
475,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	485,203
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	651,105
1,400,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,397,227
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	848,320
1,000,000		St. Paul Cos., Inc., Medium Term Note, Series MTNB, 7.29%, 8/28/2007	1,014,821
200,000		The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	201,351
1,500,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,509,585
		TOTAL	6,107,612
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - REITs--2.6%
$2,000,000		Archstone-Smith Trust, 5.625%, 8/15/2014	$2,020,038
1,000,000		Health Care Property Investors, Inc., 5.95%, 9/15/2011	1,014,591
860,000		Prologis, Note, 5.25%, 11/15/2010	856,059
660,000		Prologis, Sr. Note, 5.50%, 4/1/2012	660,595
1,300,000		Simon Property Group, Inc., Note, 4.875%, 8/15/2010	1,282,864
		TOTAL	5,834,147
		Foreign-Local-Government--1.0%
2,180,000		Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011	2,265,663
		Municipal Services--0.7%
560,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	553,661
970,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	970,136
		TOTAL	1,523,797
		Sovereign--0.5%
1,000,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	1,155,534
		Technology--1.8%
1,295,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,303,351
780,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	784,767
1,970,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	1,958,184
		TOTAL	4,046,302
		Transportation - Airlines--1.1%
1,830,000		Southwest Airlines Co., 6.50%, 3/1/2012	1,920,706
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	480,731
		TOTAL	2,401,437
		Transportation - Railroads--0.7%
480,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	465,235
774,058		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	876,071
230,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	243,237
30,000		Union Pacific Corp., 4.875%, 1/15/2015	28,981
		TOTAL	1,613,524
Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Services--0.6%
$550,000		FedEx Corp., Note, 5.50%, 8/15/2009	$554,231
700,000		Ryder System, Inc., 5.95%, 5/2/2011	712,389
		TOTAL	1,266,620
		Utility - Electric--2.3%
420,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	424,644
740,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	707,678
965,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,005,355
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,630,020
620,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	639,400
900,000		Scottish Power PLC, 4.91%, 3/15/2010	889,947
		TOTAL	5,297,044
		Utility - Natural Gas Distributor--1.1%
2,570,000		Atmos Energy Corp., 4.00%, 10/15/2009	2,475,312
		Utility - Natural Gas Pipelines--0.6%
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,298,905
		TOTAL CORPORATE BONDS (IDENTIFIED COST $208,667,769)	210,519,937
		CORPORATE NOTES--0.8%
		Communications - Telecom Wirelines--0.8%
1,785,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $1,784,411)	1,739,294
		GOVERNMENTS/AGENCIES--2.5%
		Sovereign--2.5%
1,500,000		United Mexican States, 6.625%, 3/3/2015	1,609,200
3,600,000		United Mexican States, Note, 9.875%, 2/1/2010	4,121,280
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $5,643,475)	5,730,480
		U.S. TREASURY--0.9%
2,000,000		U.S. Treasury Note, 4.875%, 4/30/2011 (IDENTIFIED COST $1,990,742)	2,023,493
Principal Amount			Value
		REPURCHASE AGREEMENT--1.8%
$4,168,000		Interest in $1,980,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $1,980,292,050 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,019,602,605 (AT COST).	$4,168,000
		TOTAL INVESTMENTS--99.2% (IDENTIFIED COST $222,566,995) [3]	224,494,262
		OTHER ASSETS AND LIABILITIES - NET--0.8%	1,949,909
		TOTAL NET ASSETS--100%	$226,444,171

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2006, these restricted securities amounted to $34,613,306, which represented 15.3% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2006, these liquid restricted securities amounted to $34,613,306, which represented 15.3% of total net assets.

3 Also represents cost for federal tax purposes.

At October 31, 2006, the Fund had the following outstanding futures contracts:

	Contracts	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[4]	U.S Treasury Notes 10-Year Futures (Long)	70	$7,575,313	December 2006	$86,115
[4]	U.S Treasury Notes 5-Year Futures (Long)	100	$10,556,250	December 2006	$72,240
[4]	U.S Treasury Notes 2-Year Futures (Long)	30	$6,132,188	December 2006	$(12,782)
[4]	U.S Treasury Bond Futures (Short)	170	$19,151,563	December 2006	$(450,240)

4 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

The following acronym is used throughout this portfolio:

REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $222,566,995)		$224,494,262
Cash		1,332
Income receivable		3,459,938
Receivable for shares sold		130,974
TOTAL ASSETS		228,086,506
Liabilities:
Payable for investments purchased	$598,404
Payable for shares redeemed	370,793
Payable for variation margin	57,970
Payable for shareholder services fee (Note 5)	50,144
Income distribution payable	545,129
Accrued expenses	19,895
TOTAL LIABILITIES		1,642,335
Net assets for 22,652,497 shares outstanding		$226,444,171
Net Assets Consist of:
Paid-in capital		$230,996,301
Net unrealized appreciation of investments and futures contracts		1,622,600
Accumulated net realized loss on investments and futures contracts		(6,194,189)
Undistributed net investment income		19,459
TOTAL NET ASSETS		$226,444,171
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$193,720,568 ÷ 19,378,931 shares outstanding, no par value, unlimited shares authorized		$10.00
Institutional Service Shares:
$32,723,603 ÷ 3,273,566 shares outstanding, no par value, unlimited shares authorized		$10.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2006 (unaudited)

Investment Income:
Interest			$7,158,848
Expenses:
Investment adviser fee (Note 5)		$654,374
Administrative personnel and services fee (Note 5)		104,153
Custodian fees		6,806
Transfer and dividend disbursing agent fees and expenses		42,399
Directors'/Trustees' fees		2,306
Auditing fees		10,052
Legal fees		4,198
Portfolio accounting fees		46,255
Distribution services fee--Institutional Service Shares (Note 5)		48,150
Shareholder services fee--Institutional Shares (Note 5)		66,586
Shareholder services fee--Institutional Service Shares (Note 5)		46,822
Share registration costs		17,242
Printing and postage		11,166
Insurance premiums		4,544
Miscellaneous		1,870
TOTAL EXPENSES		1,066,923
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(166,178)
Waiver of administrative personnel and services fee	(4,426)
Waiver of distribution services fee--Institutional Service Shares	(48,150)
Reimbursement of shareholder services fee--Institutional Shares	(66,515)
Reimbursement of shareholder services fee--Institutional Service Shares	(175)
TOTAL WAIVERS AND REIMBURSEMENTS		(285,444)
Net expenses			781,479
Net investment income			6,377,369
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(1,141,886)
Net realized loss on futures contracts			(87,244)
Net change in unrealized appreciation of investments			5,958,768
Net change in unrealized depreciation of futures contracts			(304,667)
Net realized and unrealized gain on investments and futures contracts			4,424,971
Change in net assets resulting from operations			$10,802,340

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2006	Year Ended 4/30/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,377,369	$13,287,626
Net realized loss on investments and futures contracts	(1,229,130)	(1,032,490)
Net change in unrealized appreciation/depreciation of investments and futures contracts	5,654,101	(8,119,565)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,802,340	4,135,571
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,466,663)	(11,266,418)
Institutional Service Shares	(897,046)	(2,055,345)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,363,709)	(13,321,763)
Share Transactions:
Proceeds from sale of shares	30,614,921	118,755,056
Net asset value of shares issued to shareholders in payment of distributions declared	2,697,041	6,080,787
Cost of shares redeemed	(91,533,760)	(184,224,493)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(58,221,798)	(59,388,650)
Change in net assets	(53,783,167)	(68,574,842)
Net Assets:
Beginning of period	280,227,338	348,802,180
End of period (including undistributed net investment income of $19,459 and $5,799, respectively)	$226,444,171	$280,227,338

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2006 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

futures contracts and options are generally valued at market values established by the exchange on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

for investments in other open-end regulated investment companies, based on net asset value;

for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells bond interest rate futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended October 31, 2006, the Fund had net realized losses on futures contracts of $87,244.

Futures contracts outstanding at period end, if any, are listed after the fund's portfolio of investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2006, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 10/31/2006		Year Ended 4/30/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,020,669	$19,880,082	9,533,818	$95,431,008
Shares issued to shareholders in payment of distributions declared	207,038	2,043,013	461,851	4,631,100
Shares redeemed	(7,450,924)	(73,312,826)	(13,758,872)	(138,158,263)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,223,217)	$(51,389,731)	(3,763,203)	$(38,096,155)

	Six Months Ended 10/31/2006		Year Ended 4/30/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,095,173	$10,734,839	2,309,476	$23,324,048
Shares issued to shareholders in payment of distributions declared	66,256	654,028	144,541	1,449,687
Shares redeemed	(1,854,567)	(18,220,934)	(4,585,980)	(46,066,230)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(693,138)	$(6,832,067)	(2,131,963)	$(21,292,495)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,916,355)	$(58,221,798)	(5,895,166)	$(59,388,650)

4. FEDERAL TAX INFORMATION

At October 31, 2006, the cost of investments for federal tax purposes was $222,566,995. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation from futures contracts was $1,927,267. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,245,735 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,318,468.

At April 30, 2006, the Fund had a capital loss carryforward of $4,901,741 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,875,749
2011	$2,056,820
2014	$ 969,172

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2006, the Adviser voluntarily waived $166,178 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2006, FSC voluntarily waived $48,150 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended October 31, 2006, FSSC voluntarily reimbursed $66,515 of shareholder services fees. For the six months ended October 31, 2006, FSSC did not receive any fees paid by the Fund.

Commencing on August 1, 2005, and continuing through May 3, 2006, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $175 for the six months ended October 31, 2006 and $10,218 for the year ended April 30, 2006.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2006, were as follows:

Purchases	$52,976,152
Sales	$80,192,560

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED INTERMEDIATE CORPORATE BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Got to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C407
Cusip 31420C506

G00715-01 (12/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2006

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 10/31/2006		Year Ended 4/30/2006	Period Ended 4/30/2005	[1]
Net Asset Value, Beginning of Period	$8.32		$8.39	$8.47
Income From Investment Operations:
Net investment income	0.16		0.25	0.15
Net realized and unrealized gain (loss) on investments and futures contracts	0.06		(0.07)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.22		0.18	0.07
Less Distributions:
Distributions from net investment income	(0.16)		(0.25)	(0.15)
Net Asset Value, End of Period	$8.38		$8.32	$8.39
Total Return [2]	2.70%		2.17%	0.84%

Ratios to Average Net Assets
Net expenses	1.08	% [3]	1.08%	1.09	% [3]
Net investment income	3.70	% [3]	2.99%	2.68	% [3]
Expense waiver/reimbursement [4]	0.34	% [3]	0.32%	0.28	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$60,120		$68,898	$106,051
Portfolio turnover	16%		43%	30	% [5]

1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to April 30, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2005.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2006	Ending Account Value 10/31/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,027.00	$5.52
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.76	$5.50

1 Expenses are equal to the Fund's Class A Shares annualized net expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At October 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Asset-Backed Securities	30.5%
Corporate Debt Securities	26.5%
U.S. Treasury and Agency Securities [3]	22.9%
Mortgage-Backed Securities [4]	19.5%
Securities Lending Collateral [5]	8.9%
Cash Equivalents [6]	1.6%
Other Assets and Liabilities--Net [7]	(9.9)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).

4 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.

5 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

6 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2006 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--5.0%
		Federal Home Loan Mortgage Corporation--1.4%
$91,969	[1]	FHLMC ARM 606116, 30 Year, 6.539%, 9/1/2019	$93,166
3,335,091	[1]	FHLMC ARM 780443, 5.410%, 3/1/2033	3,324,075
89,090	[1]	FHLMC ARM 785167, 30 Year, 6.802%, 12/1/2018	90,147
		TOTAL	3,507,388
		Federal National Mortgage Association--3.6%
2,018,709	[1]	FNMA ARM 544843, 6.084%, 10/1/2027	2,045,612
1,342,475	[1]	FNMA ARM 544852, 5.988%, 4/1/2028	1,359,842
1,184,266	[1]	FNMA ARM 544884, 5.983%, 5/1/2034	1,198,579
3,515,503	[1]	FNMA ARM 556379, 6.064%, 5/1/2040	3,543,529
880,699	[1]	FNMA ARM 556388, 6.064%, 5/1/2040	885,347
		TOTAL	9,032,909
		Government National Mortgage Association--0.0%
46,455	[1]	GNMA ARM 8902, 30 Year, 5.375%, 1/20/2022	47,195
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $12,638,388)	12,587,492
		ASSET-BACKED SECURITIES--30.5%
		Auto Receivables--16.7%
1,362,366		Americredit Automobile ReceivablesTrust 2005-AX, Class A3, 3.63%, 1/6/2010	1,348,515
443,953		BMW Vehicle Owner Trust 2004-A, Class A3, 2.67%, 3/25/2008	443,148
1,500,000		BMW Vehicle Owner Trust 2005-A, Class B, 4.42%, 4/25/2011	1,483,256
318,336		Capital Auto Receivables Asset Trust 2004-1, Class A3, 2.00%, 11/15/2007	317,297
2,000,000		Capital One Auto Finance Trust 2006-A, Class A3, 5.33%, 11/15/2010	2,009,858
2,000,000		Capital One Prime Auto Receivables Trust 2006-2, Class A2, 5.17%, 5/15/2009	2,000,282
2,000,000		Chase Manhattan Auto Owner Trust 2005-B, Class A3, 4.84%, 7/15/2009	1,994,840
238,286		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	231,724
1,000,000		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	1,003,870
3,000,000		Honda Auto Receivables Owner Trust 2005-4, Class A3, 4.46%, 5/21/2009	2,984,045
307,890		Household Automotive Trust 2004-1, Class A3, 3.30%, 5/18/2009	306,620
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$2,000,000		Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010	$1,986,667
500,000		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	492,758
1,000,000		Hyundai Auto Receivables Trust 2006-A, Class C, 5.34%, 11/15/2012	1,003,412
1,250,000		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	1,246,788
2,000,000		Long Beach Auto Receivables Trust 2005-A, Class A4, 4.25%, 4/15/2012	1,972,900
2,000,000		M&I Auto Loan Trust 2005-1, Class A3, 4.83%, 9/21/2009	1,994,579
1,374,163		Morgan Stanley Auto Loan Trust 2004-HB2, Class A3, 2.94%, 3/16/2009	1,360,230
323,322		Navistar Financial Corp. Owner Trust 2004-A, Class A3, 2.01%, 8/15/2008	321,995
1,278,603		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	1,246,563
2,500,000		Nissan Auto Lease Trust 2005-A, Class A3, 4.70%, 10/15/2008	2,490,362
1,507,000		Nissan Auto Receivables Owner Trust 2003-C, Class A5, 3.21%, 3/16/2009	1,486,907
487,994		Nissan Auto Receivables Owner Trust 2004-C, Class A3, 2.85%, 10/15/2007	487,398
2,000,000		Nissan Auto Receivables Owner Trust 2006-B, Class A3, 5.16%, 12/15/2009	2,004,544
2,000,000		Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010	1,985,006
1,790,539		USAA Auto Owner Trust 2005-3, Class A2, 4.52%, 6/16/2008	1,788,705
1,785,779		WFS Financial Owner Trust 2005-2, Class A3, 4.16%, 12/17/2009	1,777,317
1,500,000		Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	1,505,908
1,093,720		Whole Auto Loan Trust 2003-1, Class A4, 2.58%, 3/15/2010	1,077,344
2,000,000		World Omni Automobile Receivables Trust, Class A3, 4.40%, 4/20/2009	1,991,899
		TOTAL	42,344,737
		Credit Card--4.8%
1,755,000		Bank One Issuance Trust 2002-B1, Class B1, 5.70%, 12/15/2009	1,758,477
2,000,000		Bank One Issuance Trust 2003-A9, Class A9, 3.86%, 6/15/2011	1,960,595
2,000,000		Capital One Multi Asset Execution Trust 2005-A8, Class A, 4.40%, 8/15/2011	1,980,991
1,000,000		Citibank Credit Card Issuance Trust 2002-C1, Class C1, 6.47%, 2/9/2009	1,002,072
2,500,000		MBNA Master Credit Card Trust 2000-D, Class B, 5.75%, 9/15/2009	2,505,850
2,000,000		National City Credit Card Master Trust 2005-1, Class A, 5.37%, 8/15/2012	2,009,089
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 5.51%, 8/15/2012	1,004,258
		TOTAL	12,221,332
		Equipment Lease--1.2%
469,936		CIT Equipment Collateral 2004-EF1, Class A3, 3.50%, 9/20/2008	464,195
655,523	[2,3]	Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011	639,954
2,000,000		Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010	2,004,380
		TOTAL	3,108,529
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--5.5%
$147,786	[2,3]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	$147,786
1,440,000		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 5.68%, 7/25/2035	1,452,387
274,972	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 6.07%, 5/25/2029	267,832
299,568	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-2, 6.17%, 5/25/2029	286,993
176,487	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-3, 6.77%, 5/25/2029	164,510
209,937	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-4, 7.07%, 5/25/2029	181,434
737,717	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	735,198
379,324	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029	357,868
45,315		ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 5.80%, 1/15/2028	45,351
2,163,815		Fifth Third Home Equity Loan Trust 2003-1, Class A, 5.57%, 9/20/2023	2,170,283
11,783		First Franklin Mortgage Loan Asset Backed Certificates 2003-FF5, Class A3, 5.67%, 3/25/2034	11,786
5,087		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF1, Class A2, 5.56%, 11/25/2034	5,088
72,737		First Franklin Nim Trust 2004-FF7, Class B, 6.75%, 9/27/2034	72,537
2,491,641		GSAA Home Equity Trust 2006-8N, Class N1, 6.00%, 7/26/2036	2,489,635
2,471,680		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,484,302
314,696	[2,3]	Hasco NIM Trust 2006-OP2A, Class A, 5.8563%, 1/26/2036	314,347
396,829		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	391,900
328,248	[2]	NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	72,060
196,025		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	195,270
2,000,000		Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	1,984,846
456,156	[2,3]	Quest Trust 2004 - X1, Class A, 5.65%, 3/25/2034	456,443
723,738		Saxon Asset Securities Trust 2005-1, Class A1, 5.55%, 5/25/2035	725,892
		TOTAL	14,013,748
		Manufactured Housing--0.8%
1,295,869		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	1,319,575
792,028		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 7.92%, 6/7/2016	801,022
		TOTAL	2,120,597
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Other--0.8%
$2,000,000		Mellon Bank Premium Finance Loan Master Trust 2004-1, Class C, 6.16%, 6/15/2009	$2,001,174
		Rate Reduction Bond--0.7%
1,887,639		PG&E Energy Recovery Funding LLC, Class A2, 3.87%, 6/25/2011	1,859,863
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $79,066,087)	77,669,980
		COLLATERALIZED MORTGAGE OBLIGATIONS--8.1%
		Commercial Mortgage--0.1%
3,552,375		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 1.30871%, 4/18/2029	138,743
		Federal Home Loan Mortgage Corporation--0.9%
2,474,555		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 5.67%, 2/15/2018	2,489,194
		Federal National Mortgage Association--0.0%
55,030		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	55,426
		Non-Agency Mortgage--7.1%
311,563	[2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029	280,456
2,000,000		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	1,994,938
375,355	[2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.3592119%, 7/1/2019	375,355
1,000,000	[2,3]	Harwood Street Funding I LLC 2004-1, Class CTFS, 7.32%, 9/20/2009	1,001,304
1,258,000	[2]	Mellon Residential Funding Corp. 1999-TBC1, Class B4, 6.7856%, 1/25/2029	1,252,712
1,100,000		Permanent Master Issuer PLC 2006-1, Class 1C, 5.57296%, 7/17/2042	1,100,000
10,434		Prudential Home Mortgage Securities 1992-5, Class A-6, 7.50%, 4/25/2007	10,370
3,447	[2]	Resecuritization Mortgage Trust 1998-A, Class B3, 8.44998%, 10/26/2023	2,723
1,684,571		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.2741%, 9/25/2034	1,678,185
60,754	[2,3]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 7.52558%, 1/28/2027	47,996
1,122,842		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	1,097,873
2,000,000		Washington Mutual 2005-AR17, Class 1A, 5.504%, 11/25/2046	2,000,000
2,000,000		Washington Mutual 2006-AR15, Class 1A, 5.504%, 11/25/2046	2,000,000
2,000,000		Washington Mutual, Inc., Class A6, 3.695%, 6/25/2033	1,958,065
1,822,582		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	1,785,651
1,282,428		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.3771%, 7/25/2034	1,277,828
		TOTAL	17,863,456
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $20,666,010)	20,546,819
Principal Amount			Value
		CORPORATE BONDS--26.3%
		Basic Industry - Chemicals--0.8%
$2,200,000		Praxair, Inc., 2.75%, 6/15/2008	$2,119,107
		Capital Goods - Diversified Manufacturing--0.8%
2,000,000	[2,3]	Tyco International Group SA, Note, 4.436%, 6/15/2007	1,991,277
		Communications - Media & Cable--0.6%
1,500,000		Cox Communications, Inc., Note, 5.94%, 12/14/2007	1,507,416
		Communications - Media Noncable--0.7%
1,750,000		Reed Elsevier, Inc., Floating Rate Note, 5.72%, 6/15/2010	1,751,349
		Communications - Telecom Wireless--1.6%
1,250,000		America Movil S.A. de C.V., Company Guarantee, 4.125%, 3/1/2009	1,211,750
400,000		Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007	400,265
2,500,000		Verizon Wireless, Inc., Unsecured. Note, 5.375%, 12/15/2006	2,499,956
		TOTAL	4,111,971
		Communications - Telecom Wirelines--0.8%
2,000,000		BellSouth Corp., 5.53%, 11/15/2007	2,002,901
		Consumer Cyclical - Automotive--2.0%
400,000	[2,3]	American Honda Finance Corp., 3.85%, 11/6/2008	390,620
1,500,000		DaimlerChrysler North America Holding Corp., Floating Rate Note, 5.64%, 3/7/2007	1,500,536
1,250,000	[2,3]	Harley Davidson, Inc., 3.625%, 12/15/2008	1,212,557
500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	497,575
1,500,000	[2,3]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,460,342
		TOTAL	5,061,630
		Consumer Cyclical - Entertainment--0.4%
1,000,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,020,883
		Consumer Cyclical - Retailers--1.7%
1,000,000		CVS Corp., Sr. Note, 5.75%, 8/15/2011	1,016,107
1,500,000		Home Depot, Inc., Sr. Note, 3.75%, 9/15/2009	1,449,821
1,900,000		Target Corp., 3.375%, 3/1/2008	1,859,509
		TOTAL	4,325,437
		Consumer Non-Cyclical Food/Beverage--1.7%
2,500,000		Diageo Capital PLC, 3.375%, 3/20/2008	2,441,837
2,000,000		General Mills, Inc., 3.875%, 11/30/2007	1,971,166
		TOTAL	4,413,003
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Pharmaceuticals--0.9%
$900,000		Abbott Laboratories, 5.375%, 5/15/2009	$908,273
1,444,000		Eli Lilly & Co., Note, 2.90%, 3/15/2008	1,403,095
		TOTAL	2,311,368
		Consumer Non-Cyclical Products--0.8%
2,000,000		Procter & Gamble Co., 3.50%, 12/15/2008	1,937,746
		Energy - Independent--0.2%
684,000	[2,3]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	657,410
		Energy - Integrated--0.6%
1,500,000	[2,3]	Qatar Petroleum, 5.579%, 5/30/2011	1,514,884
		Energy - Refining--0.5%
1,250,000		Valero Energy Corp., Unsecured Note, 3.50%, 4/1/2009	1,200,971
		Financial Institution - Banking--1.3%
400,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	399,587
1,500,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	1,496,810
1,500,000		Wells Fargo Financial, Inc., Sr. Note, 5.625%, 2/3/2009	1,519,582
		TOTAL	3,415,979
		Financial Institution - Brokerage--0.7%
400,000		Franklin Resources, Inc., 3.70%, 4/15/2008	391,583
1,500,000		Goldman Sachs Group, Inc., 3.875%, 1/15/2009	1,463,987
		TOTAL	1,855,570
		Financial Institution - Finance Noncaptive--2.8%
2,150,000		American Express Co., 3.75%, 11/20/2007	2,118,563
1,250,000		Capital One Bank, Note, 5.00%, 6/15/2009	1,244,672
1,000,000		HSB Capital I, Company Guarantee, 6.28375%, 7/15/2027	1,002,555
1,500,000		International Lease Finance Corp., Unsecured Note, 3.50%, 4/1/2009	1,444,463
1,250,000		Residential Capital Corp., 6.00%, 2/22/2011	1,254,795
		TOTAL	7,065,048
		Financial Institution - Insurance - Health--0.2%
500,000		Aetna US Healthcare, 5.75%, 6/15/2011	509,054
		Financial Institution - Insurance - Life--0.4%
1,000,000		AXA Financial, Inc., Note, 6.50%, 4/1/2008	1,017,217
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - REITs--2.3%
$1,400,000		Archstone-Smith Trust, 3.00%, 6/15/2008	$1,352,622
1,250,000		EOP Operating LP, Sr. Note, 6.80%, 1/15/2009	1,290,162
2,000,000		Prologis, Note, 5.25%, 11/15/2010	1,990,835
1,250,000		Simon Property Group, Inc., 6.375%, 11/15/2007	1,263,297
		TOTAL	5,896,916
		Technology--2.0%
1,500,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,509,673
1,975,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	2,010,820
1,450,000		Oracle Corp., Floating Rate Note, Series WI, 5.60344%, 1/13/2009	1,450,897
		TOTAL	4,971,390
		Transportation - Airlines--0.4%
1,000,000		Southwest Airlines Co., Pass Thru Cert., 6.126%, 11/1/2006	999,848
		Transportation - Services--0.8%
935,000		FedEx Corp., Note, 2.65%, 4/1/2007	924,337
1,000,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,007,693
		TOTAL	1,932,030
		Utility - Electric--0.8%
2,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	1,992,064
		Utility - Natural Gas Distributor--0.5%
1,250,000		Atmos Energy Corp., 4.00%, 10/15/2009	1,203,946
		TOTAL CORPORATE BONDS (IDENTIFIED COST $67,399,815)	66,786,415
		CORPORATE NOTES--0.2%
		Communications - Telecom Wirelines--0.2%
500,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $499,591)	487,197
		GOVERNMENT AGENCIES--6.1%
		Agency--3.3%
6,000,000		Federal Home Loan Bank System, Bond, Series 598, 4.625%, 11/21/2008	5,964,683
2,500,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	2,535,896
		TOTAL	8,500,579
		Federal Home Loan Mortgage Corporation--2.8%
7,000,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011	6,967,058
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $15,497,257)	15,467,637
Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES--0.4%
		Federal National Mortgage Association--0.1%
$239,144		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	$243,926
		Government National Mortgage Association--0.3%
91,756		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	96,813
38,789		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	42,104
470,764		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	500,098
		TOTAL	639,015
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $913,390)	882,941
		U.S. TREASURY--16.8%
3,155,275		U.S. Treasury Inflation Protected Note, Series A-2008, 3.625%, 1/15/2008	3,159,570
1,500,000	[4]	United States Treasury Note, 3.25%, 8/15/2007	1,480,020
4,000,000	[5]	United States Treasury Note, 3.25%, 8/15/2008	3,900,426
3,000,000		United States Treasury Note, 3.75%, 5/15/2008	2,955,630
3,000,000		United States Treasury Note, 3.875%, 5/15/2010	2,931,827
3,000,000	[5]	United States Treasury Note, 3.875%, 7/15/2010	2,929,520
7,000,000	[5]	United States Treasury Note, 4.125%, 8/15/2008	6,935,158
4,000,000		United States Treasury Note, 4.25%, 10/31/2007	3,974,062
5,000,000	[5]	United States Treasury Note, 4.50%, 2/15/2009	4,982,585
3,000,000		United States Treasury Note, 4.50%, 9/30/2011	2,989,328
3,000,000		United States Treasury Note, 4.625%, 3/31/2008	2,992,063
3,000,000	[5]	United States Treasury Note, 4.75%, 3/31/2011	3,019,820
500,000		United States Treasury Note, 5.625%, 5/15/2008	506,415
		TOTAL U.S. TREASURY (IDENTIFIED COST $43,144,115)	42,756,424
		MUTUAL FUNDS--5.4% [6]
1,389,025		Federated Mortgage Core Portfolio	13,737,464
1,691		High Yield Bond Portfolio	11,472
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $14,227,345)	13,748,936
		REPURCHASE AGREEMENTS--9.7%
$2,135,000		Interest in $1,980,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $1,980,292,050 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,019,602,605.	2,135,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$11,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 10/15/2036 for $2,000,295,000 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,060,002,087 (purchased with proceeds from securities lending collateral).	$11,000,000
11,466,000		Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which Merrill Lynch Government Securities/Money Market will repurchase U.S. Government Agency securities with various maturities to 10/15/2036 for $2,000,295,000 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,042,399,834 (purchased with proceeds from securities lending collateral).	11,466,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	24,601,000
		TOTAL INVESTMENTS--108.5% (IDENTIFIED COST $278,652,998) [7]	275,534,841
		OTHER ASSETS AND LIABILITIES - NET--(8.5)%	(21,447,920)
		TOTAL NET ASSETS--100%	$254,086,921

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2006, these restricted securities amounted to $13,812,061, which represented 5.4% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2006, these liquid restricted securities amounted to $9,834,920, which represented 3.9% of total net assets.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

6 Affiliated companies.

7 Also represents cost for federal tax purposes.

At October 31, 2006, the Fund had the following outstanding long futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[8] U.S Treasury Note 2 Year Futures	75	$15,330,469	December 2006	$25,469
[8] U.S Treasury Note 5 Year Futures	25	$ 2,639,063	December 2006	$16,107
TOTAL				$41,576

8 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
IO	--Interest Only
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2006 (unaudited)

Assets:
Total investments in securities, at value, including $13,748,936 of investments in affiliated issuers (Note 5) and $21,767,509 of securities loaned (identified cost $278,652,998)		$275,534,841
Income receivable		2,563,903
Receivable for variation margin		24,999
Receivable for investments sold		2,980,705
Receivable for shares sold		164,731
TOTAL ASSETS		281,269,179
Liabilities:
Payable for investments purchased	$3,249,918
Payable for shares redeemed	914,351
Income distribution payable	370,433
Payable to Bank	1,869
Payable for distribution services fee (Note 5)	27,589
Payable for shareholder services fee (Note 5)	66,176
Payable for collateral due to broker	22,466,000
Accrued expenses	85,922
TOTAL LIABILITIES		27,182,258
Net assets for 30,309,346 shares outstanding		$254,086,921
Net Assets Consist of:
Paid-in capital		$305,180,159
Net unrealized depreciation of investments and futures contracts		(3,076,581)
Accumulated net realized loss on investments and futures contracts		(47,960,317)
Distributions in excess of net investment income		(56,340)
TOTAL NET ASSETS		$254,086,921
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($132,484,856 ÷ 15,803,631 shares outstanding), no par value, unlimited shares authorized		$8.38
Institutional Service Shares:
Net asset value per share ($15,108,051 ÷ 1,802,256 shares outstanding), no par value, unlimited shares authorized		$8.38
Class Y Shares:
Net asset value per share ($46,373,691 ÷ 5,531,561 shares outstanding), no par value, unlimited shares authorized		$8.38
Class A Shares:
Net asset value per share ($60,120,323 ÷ 7,171,898 shares outstanding), no par value, unlimited shares authorized		$8.38
Offering price per share (100/99.00 of $8.38) [1]		$8.46
Redemption proceeds per share		$8.38

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2006 (unaudited)

Investment Income:
Interest (including income on securities loaned of $27,322)			$5,842,532
Dividends (received from affiliated issuers) (Note 5)			401,561
TOTAL INCOME			6,244,093
Expenses:
Investment adviser fee (Note 5)		$521,158
Administrative personnel and services fee (Note 5)		136,109
Custodian fees		11,465
Transfer and dividend disbursing agent fees and expenses		95,814
Directors'/Trustees' fees		2,091
Auditing fees		10,053
Legal fees		4,034
Portfolio accounting fees		59,083
Distribution services fee--Institutional Service Shares (Note 5)		11,877
Distribution services fee--Class A Shares (Note 5)		161,430
Shareholder services fee--Institutional Shares (Note 5)		106,121
Shareholder services fee--Institutional Service Shares (Note 5)		16,763
Shareholder services fee--Class A Shares (Note 5)		74,850
Share registration costs		26,401
Printing and postage		32,111
Insurance premiums		4,536
Miscellaneous		2,474
TOTAL EXPENSES		1,276,370
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(416,262)
Waiver of administrative personnel and services fee	(26,423)
Waiver of distribution services fee--Institutional Service Shares	(1,044)
Waiver of distribution services fee--Class A Shares	(574)
Reimbursement of shareholder services fee--Institutional Service Shares	(154)
TOTAL WAIVERS AND REIMBURSEMENT		(444,457)
Net expenses			831,913
Net investment income			5,412,180
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including loss of $143,293 on sales of investments in affiliated issuers) (Note 5)			(528,307)
Net realized gain on futures contracts			126,904
Net change in unrealized depreciation of investments			2,292,774
Net change in unrealized appreciation of futures contracts			41,576
Net realized and unrealized gain on investments and futures contracts			1,932,947
Change in net assets resulting from operations			$7,345,127

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2006	Year Ended 4/30/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,412,180	$10,775,761
Net realized loss on investments and futures contracts	(401,403)	(2,074,726)
Net change in unrealized appreciation/depreciation of investments and futures contracts	2,334,350	(584,890)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,345,127	8,116,145
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,888,226)	(5,160,024)
Institutional Service Shares	(335,632)	(751,879)
Class Y Shares	(1,132,222)	(2,170,573)
Class A Shares	(1,246,067)	(2,551,246)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,602,147)	(10,633,722)
Share Transactions:
Proceeds from sale of shares	34,821,109	61,130,045
Net asset value of shares issued to shareholders in payment of distributions declared	3,644,075	7,461,807
Cost of shares redeemed	(57,436,241)	(157,675,116)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(18,971,057)	(89,083,264)
Change in net assets	(17,228,077)	(91,600,841)
Net Assets:
Beginning of period	271,314,998	362,915,839
End of period (including undistributed (distributions in excess of) net investment income of $(56,340) and $133,627, respectively)	$254,086,921	$271,314,998

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2006 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class Y Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Shares, Institutional Service Shares and Class Y Shares are presented separately. The primary investment objective of the Fund is to seek to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

for investments in other open-end regulated investment companies, based on net asset value;

for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may periodically purchase and sell bond interest rate futures contracts to manage cashflows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended October 31, 2006, the Fund had net realized gains on futures contracts of $126,904.

Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$21,767,509	$22,466,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 6.07%, 5/25/2029	3/12/1999	$ 259,848
Bayview Financial Acquisition Trust 1998-1, Class M-II-2, 6.17%, 5/25/2029	5/14/1998	$ 299,568
Bayview Financial Acquisition Trust 1998-1, Class M-II-3, 6.77%, 5/25/2029	5/14/1998	$ 176,487
Bayview Financial Acquisition Trust 1998-1, Class M-II-4, 7.07%, 5/25/2029	6/2/1998	$ 209,938
Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	12/8/1998	$ 736,103
Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029	5/14/1998	$ 379,147
C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029	7/9/1999	$ 255,043
Greenwich Capital Acceptance 1991-A, Class B1A, 6.3592119%, 7/1/2019	1/7/1993	$ 377,819
Mellon Residential Funding Corp. 1999-TBC1, Class B4, 6.7856%, 1/25/2029	3/12/1999	$1,079,006
NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	2/23/1999	$ 326,662
Resecuritization Mortgage Trust 1998-A, Class B3, 8.44998%, 10/26/2023	2/12/1999	$ 160,141

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 10/31/2006		Year Ended 4/30/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,543,501	$29,628,995	4,205,033	$35,177,174
Shares issued to shareholders in payment of distributions declared	169,214	1,411,462	384,952	3,220,600
Shares redeemed	(3,851,994)	(32,111,316)	(7,254,200)	(60,660,801)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(139,279)	$(1,070,859)	(2,664,215)	$(22,263,027)

	Six Months Ended 10/31/2006		Year Ended 4/30/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	229,805	$1,914,316	395,762	$3,310,138
Shares issued to shareholders in payment of distributions declared	28,155	234,908	58,029	485,408
Shares redeemed	(373,516)	(3,115,258)	(1,837,140)	(15,363,912)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARES TRANSACTIONS	(115,556)	$(966,034)	(1,383,349)	$(11,568,366)

	Six Months Ended 10/31/2006		Year Ended 4/30/2006
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	200,120	$1,670,632	2,039,141	$17,048,723
Shares issued to shareholders in payment of distributions declared	108,594	906,025	186,751	1,561,527
Shares redeemed	(1,235,599)	(10,297,221)	(4,462,770)	(37,378,772)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	(926,885)	$(7,720,564)	(2,236,878)	$(18,768,522)

	Six Months Ended 10/31/2006		Year Ended 4/30/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	192,860	$1,607,166	668,130	$5,594,010
Shares issued to shareholders in payment of distributions declared	130,853	1,091,680	262,310	2,194,272
Shares redeemed	(1,429,458)	(11,912,446)	(5,288,085)	(44,271,631)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,105,745)	$(9,213,600)	(4,357,645)	$(36,483,349)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,287,465)	$(18,971,057)	(10,642,087)	$(89,083,264)

4. FEDERAL TAX INFORMATION

At October 31, 2006, the cost of investments for federal tax purposes was $278,652,998. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $3,118,157. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $680,741 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,798,898.

At April 30, 2006, the Fund had a capital loss carryforward of $47,105,043 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 3,252,096
2008	$ 2,666,760
2009	$ 2,231,597
2010	$ 8,377,387
2011	$11,049,933
2012	$12,265,550
2013	$ 5,239,545
2014	$ 2,022,175

As a result of the tax-free transfer of assets from Federated Limited Duration Fund and Federated Limited Term Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2006, the Adviser voluntarily waived $416,262 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2006, the net fee paid to FAS was 0.084% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.15%
Class A Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2006, FSC voluntarily waived $1,618 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2006, FSC retained $98,597 of fees paid by the Fund.

Sales Charges

For the six months ended October 31, 2006 FSC did not retain any front end sales charges from the sale of Class A Shares or contingent deferred sales charges related to redemptions of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended October 31, 2006, FSSC did not receive any fees paid by the Fund.

Commencing on August 1, 2005, and continuing through May 3, 2006, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $154 for the six months ended October 31, 2006 and $18,366 for the year ended April 30, 2006.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the six months ended October 31, 2006 are as follows:

Affiliates	Balance of Shares Held 4/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2006	Value 10/31/2006	Dividend Income
Federated Mortgage Core Portfolio	1,708,714	40,764	360,453	1,389,025	$13,737,464	$398,225
High Yield Bond Portfolio	127,255	496	126,060	1,691	$11,472	$3,336

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended October 31, 2006, were as follows:

Purchases	$31,635,584
Sales	$40,453,701

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED SHORT-TERM INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the periods ending December 31, 2005, the Fund's performance for the one year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Got to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C795

31499 (12/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2006

Institutional Shares
Institutional Service Shares
Class Y Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2006		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.32		$8.39	$8.47	$8.56	$8.70	$8.74
Income From Investment Operations:
Net investment income	0.18		0.30	0.26	0.25	0.35	0.47
Net realized and unrealized gain (loss) on investments and futures contracts	0.07		(0.07)	(0.08)	(0.10)	(0.14)	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.25		0.23	0.18	0.15	0.21	0.42
Less Distributions:
Distributions from net investment income	(0.19)		(0.30)	(0.26)	(0.24)	(0.35)	(0.46)
Net Asset Value, End of Period	$8.38		$8.32	$8.39	$8.47	$8.56	$8.70
Total Return [1]	2.98%		2.75%	2.14%	1.81%	2.46%	4.90%

Ratios to Average Net Assets:
Net expenses	0.52	% [2]	0.51%	0.56%	0.56%	0.56%	0.57%
Net investment income	4.28	% [2]	3.60%	3.03%	3.00%	3.96%	5.30%
Expense waiver/reimbursement [3]	0.34	% [2]	0.31%	0.31%	0.30%	0.26%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$132,485		$132,698	$156,173	$185,337	$236,394	$236,307
Portfolio turnover	16%		43%	30%	38%	69%	29%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2006		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.32		$8.39		$8.47	$8.56	$8.70	$8.74
Income From Investment Operations:
Net investment income	0.17		0.29		0.24	0.23	0.33	0.45
Net realized and unrealized gain (loss) on investments and futures contracts	0.07		(0.07)		(0.08)	(0.10)	(0.14)	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.24		0.22		0.16	0.13	0.19	0.40
Less Distributions:
Distributions from net investment income	(0.18)		(0.29)		(0.24)	(0.22)	(0.33)	(0.44)
Net Asset Value, End of Period	$8.38		$8.32		$8.39	$8.47	$8.56	$8.70
Total Return [1]	2.89%		2.64	% [2]	1.96%	1.56%	2.21%	4.64%

Ratios to Average Net Assets:
Net expenses	0.70	% [3]	0.62%		0.73%	0.81%	0.81%	0.82%
Net investment income	4.09	% [3]	3.44%		2.93%	2.75%	3.71%	5.05%
Expense waiver/reimbursement [4]	0.35	% [3]	0.43%		0.32%	0.30%	0.26%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,108		$15,962		$27,708	$19,130	$34,864	$24,121
Portfolio turnover	16%		43%		30%	38%	69%	29%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge if applicable. Total returns for periods of less than one year, if any, are not annualized.

2 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.09% on total returns.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class Y Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 10/31/2006		Year Ended 4/30/2006	Period Ended 4/30/2005	[1]
Net Asset Value, Beginning of Period	$8.32		$8.39	$8.47
Income From Investment Operations:
Net investment income	0.19		0.31	0.19
Net realized and unrealized gain (loss) on investments and futures contracts	0.06		(0.07)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.25		0.24	0.11
Less Distributions:
Distributions from net investment income	(0.19)		(0.31)	(0.19)
Net Asset Value, End of Period	$8.38		$8.32	$8.39
Total Return [2]	3.07%		2.91%	1.34%

Ratios to Average Net Assets:
Net expenses	0.35	% [3]	0.35%	0.35	% [3]
Net investment income	4.44	% [3]	3.76%	3.42	% [3]
Expense waiver/reimbursement [4]	0.34	% [3]	0.31%	0.27	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$46,374		$53,757	$72,984
Portfolio turnover	16%		43%	30	% [5]

1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to April 30, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2005.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2006	Ending Account Value 10/31/2006	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,029.80	$2.66
Institutional Service Shares	$1,000	$1,028.90	$3.58
Class Y Shares	$1,000	$1,030.70	$1.79
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.58	$2.65
Institutional Service Shares	$1,000	$1,021.68	$3.57
Class Y Shares	$1,000	$1,023.44	$1.79

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.52%
Institutional Service Shares	0.70%
Class Y Shares	0.35%

Portfolio of Investments Summary Table

At October 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Asset-Backed Securities	30.5%
Corporate Debt Securities	26.5%
U.S. Treasury and Agency Securities [3]	22.9%
Mortgage-Backed Securities [4]	19.5%
Securities Lending Collateral [5]	8.9%
Cash Equivalents [6]	1.6%
Other Assets and Liabilities--Net [7]	(9.9)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).

4 For purposes of this table, Mortgage-Backed Securities includes mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.

5 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

6 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2006 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--5.0%
		Federal Home Loan Mortgage Corporation--1.4%
$91,969	[1]	FHLMC ARM 606116, 30 Year, 6.539%, 9/1/2019	$93,166
3,335,091	[1]	FHLMC ARM 780443, 5.410%, 3/1/2033	3,324,075
89,090	[1]	FHLMC ARM 785167, 30 Year, 6.802%, 12/1/2018	90,147
		TOTAL	3,507,388
		Federal National Mortgage Association--3.6%
2,018,709	[1]	FNMA ARM 544843, 6.084%, 10/1/2027	2,045,612
1,342,475	[1]	FNMA ARM 544852, 5.988%, 4/1/2028	1,359,842
1,184,266	[1]	FNMA ARM 544884, 5.983%, 5/1/2034	1,198,579
3,515,503	[1]	FNMA ARM 556379, 6.064%, 5/1/2040	3,543,529
880,699	[1]	FNMA ARM 556388, 6.064%, 5/1/2040	885,347
		TOTAL	9,032,909
		Government National Mortgage Association--0.0%
46,455	[1]	GNMA ARM 8902, 30 Year, 5.375%, 1/20/2022	47,195
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $12,638,388)	12,587,492
		ASSET-BACKED SECURITIES--30.5%
		Auto Receivables--16.7%
1,362,366		Americredit Automobile ReceivablesTrust 2005-AX, Class A3, 3.63%, 1/6/2010	1,348,515
443,953		BMW Vehicle Owner Trust 2004-A, Class A3, 2.67%, 3/25/2008	443,148
1,500,000		BMW Vehicle Owner Trust 2005-A, Class B, 4.42%, 4/25/2011	1,483,256
318,336		Capital Auto Receivables Asset Trust 2004-1, Class A3, 2.00%, 11/15/2007	317,297
2,000,000		Capital One Auto Finance Trust 2006-A, Class A3, 5.33%, 11/15/2010	2,009,858
2,000,000		Capital One Prime Auto Receivables Trust 2006-2, Class A2, 5.17%, 5/15/2009	2,000,282
2,000,000		Chase Manhattan Auto Owner Trust 2005-B, Class A3, 4.84%, 7/15/2009	1,994,840
238,286		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	231,724
1,000,000		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	1,003,870
3,000,000		Honda Auto Receivables Owner Trust 2005-4, Class A3, 4.46%, 5/21/2009	2,984,045
307,890		Household Automotive Trust 2004-1, Class A3, 3.30%, 5/18/2009	306,620
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$2,000,000		Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010	$1,986,667
500,000		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	492,758
1,000,000		Hyundai Auto Receivables Trust 2006-A, Class C, 5.34%, 11/15/2012	1,003,412
1,250,000		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	1,246,788
2,000,000		Long Beach Auto Receivables Trust 2005-A, Class A4, 4.25%, 4/15/2012	1,972,900
2,000,000		M&I Auto Loan Trust 2005-1, Class A3, 4.83%, 9/21/2009	1,994,579
1,374,163		Morgan Stanley Auto Loan Trust 2004-HB2, Class A3, 2.94%, 3/16/2009	1,360,230
323,322		Navistar Financial Corp. Owner Trust 2004-A, Class A3, 2.01%, 8/15/2008	321,995
1,278,603		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	1,246,563
2,500,000		Nissan Auto Lease Trust 2005-A, Class A3, 4.70%, 10/15/2008	2,490,362
1,507,000		Nissan Auto Receivables Owner Trust 2003-C, Class A5, 3.21%, 3/16/2009	1,486,907
487,994		Nissan Auto Receivables Owner Trust 2004-C, Class A3, 2.85%, 10/15/2007	487,398
2,000,000		Nissan Auto Receivables Owner Trust 2006-B, Class A3, 5.16%, 12/15/2009	2,004,544
2,000,000		Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010	1,985,006
1,790,539		USAA Auto Owner Trust 2005-3, Class A2, 4.52%, 6/16/2008	1,788,705
1,785,779		WFS Financial Owner Trust 2005-2, Class A3, 4.16%, 12/17/2009	1,777,317
1,500,000		Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	1,505,908
1,093,720		Whole Auto Loan Trust 2003-1, Class A4, 2.58%, 3/15/2010	1,077,344
2,000,000		World Omni Automobile Receivables Trust, Class A3, 4.40%, 4/20/2009	1,991,899
		TOTAL	42,344,737
		Credit Card--4.8%
1,755,000		Bank One Issuance Trust 2002-B1, Class B1, 5.70%, 12/15/2009	1,758,477
2,000,000		Bank One Issuance Trust 2003-A9, Class A9, 3.86%, 6/15/2011	1,960,595
2,000,000		Capital One Multi Asset Execution Trust 2005-A8, Class A, 4.40%, 8/15/2011	1,980,991
1,000,000		Citibank Credit Card Issuance Trust 2002-C1, Class C1, 6.47%, 2/9/2009	1,002,072
2,500,000		MBNA Master Credit Card Trust 2000-D, Class B, 5.75%, 9/15/2009	2,505,850
2,000,000		National City Credit Card Master Trust 2005-1, Class A, 5.37%, 8/15/2012	2,009,089
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 5.51%, 8/15/2012	1,004,258
		TOTAL	12,221,332
		Equipment Lease--1.2%
469,936		CIT Equipment Collateral 2004-EF1, Class A3, 3.50%, 9/20/2008	464,195
655,523	[2,3]	Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011	639,954
2,000,000		Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010	2,004,380
		TOTAL	3,108,529
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--5.5%
$147,786	[2,3]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	$147,786
1,440,000		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 5.68%, 7/25/2035	1,452,387
274,972	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 6.07%, 5/25/2029	267,832
299,568	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-2, 6.17%, 5/25/2029	286,993
176,487	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-3, 6.77%, 5/25/2029	164,510
209,937	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-4, 7.07%, 5/25/2029	181,434
737,717	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	735,198
379,324	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029	357,868
45,315		ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 5.80%, 1/15/2028	45,351
2,163,815		Fifth Third Home Equity Loan Trust 2003-1, Class A, 5.57%, 9/20/2023	2,170,283
11,783		First Franklin Mortgage Loan Asset Backed Certificates 2003-FF5, Class A3, 5.67%, 3/25/2034	11,786
5,087		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF1, Class A2, 5.56%, 11/25/2034	5,088
72,737		First Franklin Nim Trust 2004-FF7, Class B, 6.75%, 9/27/2034	72,537
2,491,641		GSAA Home Equity Trust 2006-8N, Class N1, 6.00%, 7/26/2036	2,489,635
2,471,680		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,484,302
314,696	[2,3]	Hasco NIM Trust 2006-OP2A, Class A, 5.8563%, 1/26/2036	314,347
396,829		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	391,900
328,248	[2]	NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	72,060
196,025		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	195,270
2,000,000		Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	1,984,846
456,156	[2,3]	Quest Trust 2004 - X1, Class A, 5.65%, 3/25/2034	456,443
723,738		Saxon Asset Securities Trust 2005-1, Class A1, 5.55%, 5/25/2035	725,892
		TOTAL	14,013,748
		Manufactured Housing--0.8%
1,295,869		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	1,319,575
792,028		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 7.92%, 6/7/2016	801,022
		TOTAL	2,120,597
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Other--0.8%
$2,000,000		Mellon Bank Premium Finance Loan Master Trust 2004-1, Class C, 6.16%, 6/15/2009	$2,001,174
		Rate Reduction Bond--0.7%
1,887,639		PG&E Energy Recovery Funding LLC, Class A2, 3.87%, 6/25/2011	1,859,863
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $79,066,087)	77,669,980
		COLLATERALIZED MORTGAGE OBLIGATIONS--8.1%
		Commercial Mortgage--0.1%
3,552,375		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 1.30871%, 4/18/2029	138,743
		Federal Home Loan Mortgage Corporation--0.9%
2,474,555		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 5.67%, 2/15/2018	2,489,194
		Federal National Mortgage Association--0.0%
55,030		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	55,426
		Non-Agency Mortgage--7.1%
311,563	[2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029	280,456
2,000,000		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	1,994,938
375,355	[2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.3592119%, 7/1/2019	375,355
1,000,000	[2,3]	Harwood Street Funding I LLC 2004-1, Class CTFS, 7.32%, 9/20/2009	1,001,304
1,258,000	[2]	Mellon Residential Funding Corp. 1999-TBC1, Class B4, 6.7856%, 1/25/2029	1,252,712
1,100,000		Permanent Master Issuer PLC 2006-1, Class 1C, 5.57296%, 7/17/2042	1,100,000
10,434		Prudential Home Mortgage Securities 1992-5, Class A-6, 7.50%, 4/25/2007	10,370
3,447	[2]	Resecuritization Mortgage Trust 1998-A, Class B3, 8.44998%, 10/26/2023	2,723
1,684,571		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.2741%, 9/25/2034	1,678,185
60,754	[2,3]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 7.52558%, 1/28/2027	47,996
1,122,842		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	1,097,873
2,000,000		Washington Mutual 2005-AR17, Class 1A, 5.504%, 11/25/2046	2,000,000
2,000,000		Washington Mutual 2006-AR15, Class 1A, 5.504%, 11/25/2046	2,000,000
2,000,000		Washington Mutual, Inc., Class A6, 3.695%, 6/25/2033	1,958,065
1,822,582		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	1,785,651
1,282,428		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.3771%, 7/25/2034	1,277,828
		TOTAL	17,863,456
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $20,666,010)	20,546,819
Principal Amount			Value
		CORPORATE BONDS--26.3%
		Basic Industry - Chemicals--0.8%
$2,200,000		Praxair, Inc., 2.75%, 6/15/2008	$2,119,107
		Capital Goods - Diversified Manufacturing--0.8%
2,000,000	[2,3]	Tyco International Group SA, Note, 4.436%, 6/15/2007	1,991,277
		Communications - Media & Cable--0.6%
1,500,000		Cox Communications, Inc., Note, 5.94%, 12/14/2007	1,507,416
		Communications - Media Noncable--0.7%
1,750,000		Reed Elsevier, Inc., Floating Rate Note, 5.72%, 6/15/2010	1,751,349
		Communications - Telecom Wireless--1.6%
1,250,000		America Movil S.A. de C.V., Company Guarantee, 4.125%, 3/1/2009	1,211,750
400,000		Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007	400,265
2,500,000		Verizon Wireless, Inc., Unsecured. Note, 5.375%, 12/15/2006	2,499,956
		TOTAL	4,111,971
		Communications - Telecom Wirelines--0.8%
2,000,000		BellSouth Corp., 5.53%, 11/15/2007	2,002,901
		Consumer Cyclical - Automotive--2.0%
400,000	[2,3]	American Honda Finance Corp., 3.85%, 11/6/2008	390,620
1,500,000		DaimlerChrysler North America Holding Corp., Floating Rate Note, 5.64%, 3/7/2007	1,500,536
1,250,000	[2,3]	Harley Davidson, Inc., 3.625%, 12/15/2008	1,212,557
500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	497,575
1,500,000	[2,3]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,460,342
		TOTAL	5,061,630
		Consumer Cyclical - Entertainment--0.4%
1,000,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,020,883
		Consumer Cyclical - Retailers--1.7%
1,000,000		CVS Corp., Sr. Note, 5.75%, 8/15/2011	1,016,107
1,500,000		Home Depot, Inc., Sr. Note, 3.75%, 9/15/2009	1,449,821
1,900,000		Target Corp., 3.375%, 3/1/2008	1,859,509
		TOTAL	4,325,437
		Consumer Non-Cyclical Food/Beverage--1.7%
2,500,000		Diageo Capital PLC, 3.375%, 3/20/2008	2,441,837
2,000,000		General Mills, Inc., 3.875%, 11/30/2007	1,971,166
		TOTAL	4,413,003
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Pharmaceuticals--0.9%
$900,000		Abbott Laboratories, 5.375%, 5/15/2009	$908,273
1,444,000		Eli Lilly & Co., Note, 2.90%, 3/15/2008	1,403,095
		TOTAL	2,311,368
		Consumer Non-Cyclical Products--0.8%
2,000,000		Procter & Gamble Co., 3.50%, 12/15/2008	1,937,746
		Energy - Independent--0.2%
684,000	[2,3]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	657,410
		Energy - Integrated--0.6%
1,500,000	[2,3]	Qatar Petroleum, 5.579%, 5/30/2011	1,514,884
		Energy - Refining--0.5%
1,250,000		Valero Energy Corp., Unsecured Note, 3.50%, 4/1/2009	1,200,971
		Financial Institution - Banking--1.3%
400,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	399,587
1,500,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	1,496,810
1,500,000		Wells Fargo Financial, Inc., Sr. Note, 5.625%, 2/3/2009	1,519,582
		TOTAL	3,415,979
		Financial Institution - Brokerage--0.7%
400,000		Franklin Resources, Inc., 3.70%, 4/15/2008	391,583
1,500,000		Goldman Sachs Group, Inc., 3.875%, 1/15/2009	1,463,987
		TOTAL	1,855,570
		Financial Institution - Finance Noncaptive--2.8%
2,150,000		American Express Co., 3.75%, 11/20/2007	2,118,563
1,250,000		Capital One Bank, Note, 5.00%, 6/15/2009	1,244,672
1,000,000		HSB Capital I, Company Guarantee, 6.28375%, 7/15/2027	1,002,555
1,500,000		International Lease Finance Corp., Unsecured Note, 3.50%, 4/1/2009	1,444,463
1,250,000		Residential Capital Corp., 6.00%, 2/22/2011	1,254,795
		TOTAL	7,065,048
		Financial Institution - Insurance - Health--0.2%
500,000		Aetna US Healthcare, 5.75%, 6/15/2011	509,054
		Financial Institution - Insurance - Life--0.4%
1,000,000		AXA Financial, Inc., Note, 6.50%, 4/1/2008	1,017,217
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - REITs--2.3%
$1,400,000		Archstone-Smith Trust, 3.00%, 6/15/2008	$1,352,622
1,250,000		EOP Operating LP, Sr. Note, 6.80%, 1/15/2009	1,290,162
2,000,000		Prologis, Note, 5.25%, 11/15/2010	1,990,835
1,250,000		Simon Property Group, Inc., 6.375%, 11/15/2007	1,263,297
		TOTAL	5,896,916
		Technology--2.0%
1,500,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,509,673
1,975,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	2,010,820
1,450,000		Oracle Corp., Floating Rate Note, Series WI, 5.60344%, 1/13/2009	1,450,897
		TOTAL	4,971,390
		Transportation - Airlines--0.4%
1,000,000		Southwest Airlines Co., Pass Thru Cert., 6.126%, 11/1/2006	999,848
		Transportation - Services--0.8%
935,000		FedEx Corp., Note, 2.65%, 4/1/2007	924,337
1,000,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,007,693
		TOTAL	1,932,030
		Utility - Electric--0.8%
2,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	1,992,064
		Utility - Natural Gas Distributor--0.5%
1,250,000		Atmos Energy Corp., 4.00%, 10/15/2009	1,203,946
		TOTAL CORPORATE BONDS (IDENTIFIED COST $67,399,815)	66,786,415
		CORPORATE NOTES--0.2%
		Communications - Telecom Wirelines--0.2%
500,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $499,591)	487,197
		GOVERNMENT AGENCIES--6.1%
		Agency--3.3%
6,000,000		Federal Home Loan Bank System, Bond, Series 598, 4.625%, 11/21/2008	5,964,683
2,500,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	2,535,896
		TOTAL	8,500,579
		Federal Home Loan Mortgage Corporation--2.8%
7,000,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011	6,967,058
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $15,497,257)	15,467,637
Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES--0.4%
		Federal National Mortgage Association--0.1%
$239,144		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	$243,926
		Government National Mortgage Association--0.3%
91,756		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	96,813
38,789		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	42,104
470,764		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	500,098
		TOTAL	639,015
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $913,390)	882,941
		U.S. TREASURY--16.8%
3,155,275		U.S. Treasury Inflation Protected Note, Series A-2008, 3.625%, 1/15/2008	3,159,570
1,500,000	[4]	United States Treasury Note, 3.25%, 8/15/2007	1,480,020
4,000,000	[5]	United States Treasury Note, 3.25%, 8/15/2008	3,900,426
3,000,000		United States Treasury Note, 3.75%, 5/15/2008	2,955,630
3,000,000		United States Treasury Note, 3.875%, 5/15/2010	2,931,827
3,000,000	[5]	United States Treasury Note, 3.875%, 7/15/2010	2,929,520
7,000,000	[5]	United States Treasury Note, 4.125%, 8/15/2008	6,935,158
4,000,000		United States Treasury Note, 4.25%, 10/31/2007	3,974,062
5,000,000	[5]	United States Treasury Note, 4.50%, 2/15/2009	4,982,585
3,000,000		United States Treasury Note, 4.50%, 9/30/2011	2,989,328
3,000,000		United States Treasury Note, 4.625%, 3/31/2008	2,992,063
3,000,000	[5]	United States Treasury Note, 4.75%, 3/31/2011	3,019,820
500,000		United States Treasury Note, 5.625%, 5/15/2008	506,415
		TOTAL U.S. TREASURY (IDENTIFIED COST $43,144,115)	42,756,424
		MUTUAL FUNDS--5.4% [6]
1,389,025		Federated Mortgage Core Portfolio	13,737,464
1,691		High Yield Bond Portfolio	11,472
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $14,227,345)	13,748,936
		REPURCHASE AGREEMENTS--9.7%
$2,135,000		Interest in $1,980,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $1,980,292,050 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,019,602,605.	2,135,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$11,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 10/15/2036 for $2,000,295,000 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,060,002,087 (purchased with proceeds from securities lending collateral).	$11,000,000
11,466,000		Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which Merrill Lynch Government Securities/Money Market will repurchase U.S. Government Agency securities with various maturities to 10/15/2036 for $2,000,295,000 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,042,399,834 (purchased with proceeds from securities lending collateral).	11,466,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	24,601,000
		TOTAL INVESTMENTS--108.5% (IDENTIFIED COST $278,652,998) [7]	275,534,841
		OTHER ASSETS AND LIABILITIES - NET--(8.5)%	(21,447,920)
		TOTAL NET ASSETS--100%	$254,086,921

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2006, these restricted securities amounted to $13,812,061, which represented 5.4% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2006, these liquid restricted securities amounted to $9,834,920, which represented 3.9% of total net assets.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

6 Affiliated companies.

7 Also represents cost for federal tax purposes.

At October 31, 2006, the Fund had the following outstanding long futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[8] U.S Treasury Note 2 Year Futures	75	$15,330,469	December 2006	$25,469
[8] U.S Treasury Note 5 Year Futures	25	$ 2,639,063	December 2006	$16,107
TOTAL				$41,576

8 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
IO	--Interest Only
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2006 (unaudited)

Assets:
Total investments in securities, at value, including $13,748,936 of investments in affiliated issuers (Note 5) and $21,767,509 of securities loaned (identified cost $278,652,998)		$275,534,841
Income receivable		2,563,903
Receivable for variation margin		24,999
Receivable for investments sold		2,980,705
Receivable for shares sold		164,731
TOTAL ASSETS		281,269,179
Liabilities:
Payable for investments purchased	$3,249,918
Payable for shares redeemed	914,351
Income distribution payable	370,433
Payable to Bank	1,869
Payable for distribution services fee (Note 5)	27,589
Payable for shareholder services fee (Note 5)	66,176
Payable for collateral due to broker	22,466,000
Accrued expenses	85,922
TOTAL LIABILITIES		27,182,258
Net assets for 30,309,346 shares outstanding		$254,086,921
Net Assets Consist of:
Paid-in capital		$305,180,159
Net unrealized depreciation of investments and futures contracts		(3,076,581)
Accumulated net realized loss on investments and futures contracts		(47,960,317)
Distributions in excess of net investment income		(56,340)
TOTAL NET ASSETS		$254,086,921
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($132,484,856 ÷ 15,803,631 shares outstanding), no par value, unlimited shares authorized		$8.38
Institutional Service Shares:
Net asset value per share ($15,108,051 ÷ 1,802,256 shares outstanding), no par value, unlimited shares authorized		$8.38
Class Y Shares:
Net asset value per share ($46,373,691 ÷ 5,531,561 shares outstanding), no par value, unlimited shares authorized		$8.38
Class A Shares:
Net asset value per share ($60,120,323 ÷ 7,171,898 shares outstanding), no par value, unlimited shares authorized		$8.38
Offering price per share (100/99.00 of $8.38) [1]		$8.46
Redemption proceeds per share		$8.38

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2006 (unaudited)

Investment Income:
Interest (including income on securities loaned of $27,322)			$5,842,532
Dividends (received from affiliated issuers) (Note 5)			401,561
TOTAL INCOME			6,244,093
Expenses:
Investment adviser fee (Note 5)		$521,158
Administrative personnel and services fee (Note 5)		136,109
Custodian fees		11,465
Transfer and dividend disbursing agent fees and expenses		95,814
Directors'/Trustees' fees		2,091
Auditing fees		10,053
Legal fees		4,034
Portfolio accounting fees		59,083
Distribution services fee--Institutional Service Shares (Note 5)		11,877
Distribution services fee--Class A Shares (Note 5)		161,430
Shareholder services fee--Institutional Shares (Note 5)		106,121
Shareholder services fee--Institutional Service Shares (Note 5)		16,763
Shareholder services fee--Class A Shares (Note 5)		74,850
Share registration costs		26,401
Printing and postage		32,111
Insurance premiums		4,536
Miscellaneous		2,474
TOTAL EXPENSES		1,276,370
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(416,262)
Waiver of administrative personnel and services fee	(26,423)
Waiver of distribution services fee--Institutional Service Shares	(1,044)
Waiver of distribution services fee--Class A Shares	(574)
Reimbursement of shareholder services fee--Institutional Service Shares	(154)
TOTAL WAIVERS AND REIMBURSEMENT		(444,457)
Net expenses			831,913
Net investment income			5,412,180
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including loss of $143,293 on sales of investments in affiliated issuers) (Note 5)			(528,307)
Net realized gain on futures contracts			126,904
Net change in unrealized depreciation of investments			2,292,774
Net change in unrealized appreciation of futures contracts			41,576
Net realized and unrealized gain on investments and futures contracts			1,932,947
Change in net assets resulting from operations			$7,345,127

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2006	Year Ended 4/30/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,412,180	$10,775,761
Net realized loss on investments and futures contracts	(401,403)	(2,074,726)
Net change in unrealized appreciation/depreciation of investments and futures contracts	2,334,350	(584,890)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,345,127	8,116,145
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,888,226)	(5,160,024)
Institutional Service Shares	(335,632)	(751,879)
Class Y Shares	(1,132,222)	(2,170,573)
Class A Shares	(1,246,067)	(2,551,246)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,602,147)	(10,633,722)
Share Transactions:
Proceeds from sale of shares	34,821,109	61,130,045
Net asset value of shares issued to shareholders in payment of distributions declared	3,644,075	7,461,807
Cost of shares redeemed	(57,436,241)	(157,675,116)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(18,971,057)	(89,083,264)
Change in net assets	(17,228,077)	(91,600,841)
Net Assets:
Beginning of period	271,314,998	362,915,839
End of period (including undistributed (distributions in excess of) net investment income of $(56,340) and $133,627, respectively)	$254,086,921	$271,314,998

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2006 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class Y Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Class A Shares are presented separately. The primary investment objective of the Fund is to seek to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

for investments in other open-end regulated investment companies, based on net asset value;

for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may periodically purchase and sell bond interest rate futures contracts to manage cashflows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended October 31, 2006, the Fund had net realized gains on futures contracts of $126,904.

Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$21,767,509	$22,466,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 6.07%, 5/25/2029	3/12/1999	$ 259,848
Bayview Financial Acquisition Trust 1998-1, Class M-II-2, 6.17%, 5/25/2029	5/14/1998	$ 299,568
Bayview Financial Acquisition Trust 1998-1, Class M-II-3, 6.77%, 5/25/2029	5/14/1998	$ 176,487
Bayview Financial Acquisition Trust 1998-1, Class M-II-4, 7.07%, 5/25/2029	6/2/1998	$ 209,938
Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	12/8/1998	$ 736,103
Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029	5/14/1998	$ 379,147
C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029	7/9/1999	$ 255,043
Greenwich Capital Acceptance 1991-A, Class B1A, 6.3592119%, 7/1/2019	1/7/1993	$ 377,819
Mellon Residential Funding Corp. 1999-TBC1, Class B4, 6.7856%, 1/25/2029	3/12/1999	$1,079,006
NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	2/23/1999	$ 326,662
Resecuritization Mortgage Trust 1998-A, Class B3, 8.44998%, 10/26/2023	2/12/1999	$ 160,141

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 10/31/2006		Year Ended 4/30/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,543,501	$29,628,995	4,205,033	$35,177,174
Shares issued to shareholders in payment of distributions declared	169,214	1,411,462	384,952	3,220,600
Shares redeemed	(3,851,994)	(32,111,316)	(7,254,200)	(60,660,801)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(139,279)	$(1,070,859)	(2,664,215)	$(22,263,027)

	Six Months Ended 10/31/2006		Year Ended 4/30/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	229,805	$1,914,316	395,762	$3,310,138
Shares issued to shareholders in payment of distributions declared	28,155	234,908	58,029	485,408
Shares redeemed	(373,516)	(3,115,258)	(1,837,140)	(15,363,912)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARES TRANSACTIONS	(115,556)	$(966,034)	(1,383,349)	$(11,568,366)

	Six Months Ended 10/31/2006		Year Ended 4/30/2006
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	200,120	$1,670,632	2,039,141	$17,048,723
Shares issued to shareholders in payment of distributions declared	108,594	906,025	186,751	1,561,527
Shares redeemed	(1,235,599)	(10,297,221)	(4,462,770)	(37,378,772)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	(926,885)	$(7,720,564)	(2,236,878)	$(18,768,522)

	Six Months Ended 10/31/2006		Year Ended 4/30/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	192,860	$1,607,166	668,130	$5,594,010
Shares issued to shareholders in payment of distributions declared	130,853	1,091,680	262,310	2,194,272
Shares redeemed	(1,429,458)	(11,912,446)	(5,288,085)	(44,271,631)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,105,745)	$(9,213,600)	(4,357,645)	$(36,483,349)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,287,465)	$(18,971,057)	(10,642,087)	$(89,083,264)

4. FEDERAL TAX INFORMATION

At October 31, 2006, the cost of investments for federal tax purposes was $278,652,998. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $3,118,157. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $680,741 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,798,898.

At April 30, 2006, the Fund had a capital loss carryforward of $47,105,043 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 3,252,096
2008	$ 2,666,760
2009	$ 2,231,597
2010	$ 8,377,387
2011	$11,049,933
2012	$12,265,550
2013	$ 5,239,545
2014	$ 2,022,175

As a result of the tax-free transfer of assets from Federated Limited Duration Fund and Federated Limited Term Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2006, the Adviser voluntarily waived $416,262 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2006, the net fee paid to FAS was 0.084% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.15%
Class A Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2006, FSC voluntarily waived $1,618 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2006, FSC retained $98,597 of fees paid by the Fund.

Sales Charges

For the six months ended October 31, 2006 FSC did not retain any front end sales charges from the sale of Class A Shares or contingent deferred sales charges related to redemptions of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended October 31, 2006, FSSC did not receive any fees paid by the Fund.

Commencing on August 1, 2005, and continuing through May 3, 2006, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $154 for the six months ended October 31, 2006 and $18,366 for the year ended April 30, 2006.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the six months ended October 31, 2006 are as follows:

Affiliates	Balance of Shares Held 4/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2006	Value 10/31/2006	Dividend Income
Federated Mortgage Core Portfolio	1,708,714	40,764	360,453	1,389,025	$13,737,464	$398,225
High Yield Bond Portfolio	127,255	496	126,060	1,691	$11,472	$3,336

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended October 31, 2006, were as follows:

Purchases	$31,635,584
Sales	$40,453,701

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED SHORT-TERM INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the periods ending December 31, 2005, the Fund's performance for the one year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Got to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C209
Cusip 31420C308
Cusip 31420C787

8112901 (12/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INCOME SECURITIES TRUST

BY          /S/ RICHARD A. NOVAK
                RICHARD A .NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        DECEMBER 15, 2006

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        DECEMBER 15, 2006

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        DECEMBER 15, 2006